UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: January 31, 2019

ITEM 1.	INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.27%
FHLMC (5 Year Treasury Constant Maturity +2.07%) ±	3.53%	9-1-2032	$797,819	$823,897
FHLMC	8.50	7-1-2028	27,712	31,279
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	4.61	2-1-2037	168,234	177,425
FHLMC Series 196 Class A (1 Month LIBOR +0.80%) ±	3.31	12-15-2021	3,788	3,802
FHLMC Series 2011-K16 Class B 144A±±	4.61	11-25-2046	1,000,000	1,036,877
FHLMC Series 2012-K17 Class B 144A±±	4.34	12-25-2044	675,000	697,502
FHLMC Series 2012-K18 Class B 144A±±	4.26	1-25-2045	810,000	834,626
FHLMC Series 2012-K711 Class B 144A±±	3.54	8-25-2045	264,000	263,928
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	704,810
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	2.96	12-15-2031	16,246	16,352
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	2.91	2-15-2033	47,011	46,381
FHLMC Series K007 Class X1 ±±(c)	1.03	4-25-2020	750,174	6,972
FHLMC Series K016 Class X1 ±±(c)	1.48	10-25-2021	338,277	11,584
FHLMC Series K020 Class X1 ±±(c)	1.41	5-25-2022	6,279,149	242,449
FNMA (6 Month LIBOR +1.64%) ±	4.14	9-1-2037	46,696	48,224
FNMA	6.00	4-1-2033	58,040	59,364
FNMA	7.50	2-1-2030	20,036	20,120
FNMA	7.50	9-1-2030	26,210	26,320
FNMA Series 1996-46 Class FA (1 Month LIBOR +0.50%) ±	3.01	8-25-2021	1,551	1,456
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	385,290	8,206
FNMA Series 2001-25 Class Z	6.00	6-25-2031	78,845	84,984
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	3.11	7-25-2031	3,849	3,905
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	3.01	6-25-2031	3,875	3,895
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	2.91	12-18-2032	27,438	27,458
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	3.06	1-25-2033	6,660	6,743
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	2.96	6-25-2021	2,934	2,943
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	3.56	3-25-2022	14,385	14,525
GNMA	6.50	6-15-2028	20,159	21,911

Total Agency Securities (Cost $4,987,569)				5,227,938

Asset-Backed Securities : 0.84%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	139,764	139,179
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	3.17	10-25-2032	140,009	140,033
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.15	2-25-2034	81,314	83,467
CVS Pass-Through Trust Series T	6.04	12-10-2028	456,605	490,668
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	1,014,441
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	3.31	12-25-2031	10,392	10,253
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000	167,317
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.81	12-25-2030	114,103	115,574
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	329,939	334,550
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	3.03	2-25-2028	56,096	55,739
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%) ±	3.11	10-25-2027	31,928	31,537
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.73	10-25-2027	373,753	375,340
World Financial Network Credit Card Master Trust Series 2016-C Class M	1.98	8-15-2023	500,000	495,608

Total Asset-Backed Securities (Cost $3,467,334)				3,453,706

Common Stocks : 0.00%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	783

Total Common Stocks (Cost $779)				$783

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 76.45%

Communication Services : 11.60%

Diversified Telecommunication Services : 1.07%
AT&T Incorporated	3.80%	3-15-2022	$750,000	761,700
GCI Incorporated	6.75	6-1-2021	1,000,000	1,003,750
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	966,469
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	302,340
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	696,500
Level 3 Financing Incorporated	5.63	2-1-2023	500,000	502,500
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	175,438

				4,408,697

Entertainment : 0.40%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,379,000
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	250,000	252,500

				1,631,500

Media : 8.37%
CCO Holdings LLC 144A	4.00	3-1-2023	100,000	97,535
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	142,500
CCO Holdings LLC	5.13	2-15-2023	100,000	101,000
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	435,375
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,263,656
CCO Holdings LLC 144A	5.38	5-1-2025	3,550,000	3,568,815
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	214,463
CCO Holdings LLC	5.75	9-1-2023	50,000	51,000
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,434,063
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,281,550
Cinemark USA Incorporated	4.88	6-1-2023	450,000	445,500
CSC Holdings LLC 144A	5.38	7-15-2023	1,395,000	1,408,950
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	408,531
CSC Holdings LLC 144A	5.50	5-15-2026	1,275,000	1,262,250
CSC Holdings LLC 144A	7.75	7-15-2025	2,030,000	2,126,425
CSC Holdings LLC	8.63	2-15-2019	383,000	383,479
Dish Direct Broadcast Satellite Corporation	7.75	7-1-2026	450,000	387,563
Dish Network Corporation	3.38	8-15-2026	1,300,000	1,104,350
EMI Music Publishing Group 144A	7.63	6-15-2024	1,425,000	1,511,469
Gray Television Incorporated 144A	5.13	10-15-2024	450,000	437,344
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	3,807,188
Gray Television Incorporated 144A	7.00	5-15-2027	325,000	337,870
Interpublic Group of Companies	4.00	3-15-2022	750,000	752,780
Lamar Media Corporation	5.38	1-15-2024	375,000	383,438
Lamar Media Corporation 144A%%	5.75	2-1-2026	100,000	103,560
National CineMedia LLC	6.00	4-15-2022	1,950,000	1,964,625
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	1,025,000	1,032,688
Nielsen Finance LLC 144A	5.00	4-15-2022	175,000	174,738
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,225
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	782,750
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,200,000	1,980,000
The E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000	2,349,300
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	761,742

				34,516,722

Wireless Telecommunication Services : 1.76%
Sprint Capital Corporation	6.88	11-15-2028	1,025,000	1,018,594
Sprint Capital Corporation	8.75	3-15-2032	1,625,000	1,783,438
Sprint Communications Incorporated	7.00	8-15-2020	225,000	233,438
T-Mobile USA Incorporated	4.00	4-15-2022	650,000	644,313

2

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	4.50%	2-1-2026	$125,000	$121,719
T-Mobile USA Incorporated	4.75	2-1-2028	125,000	119,844
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	429,250
T-Mobile USA Incorporated	5.38	4-15-2027	1,500,000	1,511,250
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	307,500
T-Mobile USA Incorporated	6.38	3-1-2025	975,000	1,011,563
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	82,800

				7,263,709

Consumer Discretionary : 7.67%

Auto Components : 1.40%
Allison Transmission Incorporated 144A	4.75	10-1-2027	650,000	604,500
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000	2,216,250
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,808,325
Cooper Tire & Rubber Company	8.00	12-15-2019	600,000	617,250
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	499,590

				5,745,915

Distributors : 0.26%
LKQ Corporation	4.75	5-15-2023	1,075,000	1,080,375

Diversified Consumer Services : 1.44%
Carriage Services Incorporated 144A	6.63	6-1-2026	575,000	576,438
Service Corporation International	4.63	12-15-2027	650,000	633,750
Service Corporation International	5.38	5-15-2024	100,000	102,125
Service Corporation International	7.50	4-1-2027	3,400,000	3,706,000
Service Corporation International	8.00	11-15-2021	850,000	924,375

				5,942,688

Hotels, Restaurants & Leisure : 1.43%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,533,000	3,568,330
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	425,000	428,188
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	1,875,000	1,875,000

				5,871,518

Internet & Direct Marketing Retail : 0.19%
Expedia Incorporated	5.95	8-15-2020	750,000	778,623

Multiline Retail : 0.14%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	589,427

Specialty Retail : 2.34%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	610,378
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,180,875
Group 1 Automotive Incorporated	5.00	6-1-2022	200,000	198,250
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	1,500,000	1,440,000
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	911,925
Penske Auto Group Incorporated	3.75	8-15-2020	540,000	536,625
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,123,125
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,172,325
Sonic Automotive Incorporated	5.00	5-15-2023	849,000	808,673
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	676,188

				9,658,364

Textiles, Apparel & Luxury Goods : 0.47%
The William Carter Company	5.25	8-15-2021	600,000	601,500

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide Incorporated 144A	5.00%	9-1-2026	$1,411,000	$1,337,628

				1,939,128

Consumer Staples : 1.57%

Beverages : 0.31%
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	600,000	611,031
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	668,250

				1,279,281

Food Products : 1.00%
B&G Foods Incorporated	4.63	6-1-2021	300,000	301,590
B&G Foods Incorporated	5.25	4-1-2025	1,050,000	1,029,525
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	180,900
Kraft Heinz Foods Company	3.50	6-6-2022	750,000	751,293
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	175,000	174,125
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,278,900
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	150,000	144,750
Prestige Brands Incorporated 144A	6.38	3-1-2024	280,000	278,600

				4,139,683

Household Products : 0.09%
Central Garden & Pet Company	5.13	2-1-2028	225,000	209,813
Spectrum Brands Incorporated	5.75	7-15-2025	50,000	49,265
Spectrum Brands Incorporated	6.63	11-15-2022	125,000	128,125

				387,203

Tobacco : 0.17%
Reynolds American Incorporated	6.88	5-1-2020	650,000	677,577

Energy : 17.40%

Energy Equipment & Services : 5.87%
Bristow Group Incorporated	6.25	10-15-2022	3,855,000	1,792,575
Bristow Group Incorporated 144A	8.75	3-1-2023	775,000	648,094
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,325,000	814,875
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,303,000
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,377,500
Hilcorp Energy Company 144A	5.75	10-1-2025	1,875,000	1,823,438
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	341,250
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	4,750,000	3,800,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,325,000	821,500
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000	352,919
NGPL PipeCo LLC 144A	4.88	8-15-2027	550,000	544,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,435,000	7,671,381
Oceaneering International Incorporated	6.00	2-1-2028	1,250,000	1,068,750
USA Compression Partners LP	6.88	4-1-2026	850,000	850,000

				24,209,782

Oil, Gas & Consumable Fuels : 11.53%
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	800,000	824,000
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	900,000	907,875
Cheniere Energy Partners LP	5.25	10-1-2025	3,925,000	3,944,586
Cheniere Energy Partners LP 144A	5.63	10-1-2026	300,000	300,708
DCP Midstream Operating LP	2.70	4-1-2019	725,000	724,058
Denbury Resources Incorporated	6.38	8-15-2021	3,209,000	2,647,425
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000	664,170
El Paso LLC	6.50	4-1-2020	750,000	776,899

4

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	5.20%	2-1-2022	$750,000	$779,481
EnLink Midstream Partners LP	4.40	4-1-2024	3,200,000	3,062,000
EnLink Midstream Partners LP	4.85	7-15-2026	600,000	562,500
Exterran Partners LP	6.00	4-1-2021	2,550,000	2,514,938
Gulfport Energy Corporation	6.00	10-15-2024	150,000	141,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	760,070
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	298,827
Kinder Morgan Incorporated	7.42	2-15-2037	800,000	893,816
Murphy Oil Corporation	4.45	12-1-2022	1,250,000	1,228,595
Murphy Oil Corporation	5.75	8-15-2025	185,000	185,685
Murphy Oil Corporation	6.88	8-15-2024	850,000	888,110
Nabors Industries Incorporated	0.75	1-15-2024	1,425,000	955,641
Nabors Industries Incorporated	4.63	9-15-2021	750,000	709,688
Phillips 66	4.30	4-1-2022	625,000	647,729
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	759,849
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,500,000	3,561,250
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,074,000	3,289,180
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	273,528
Rose Rock Midstream LP	5.63	7-15-2022	1,300,000	1,235,000
Rose Rock Midstream LP	5.63	11-15-2023	825,000	767,250
SemGroup Corporation	6.38	3-15-2025	3,425,000	3,211,965
SemGroup Corporation	7.25	3-15-2026	1,000,000	955,000
Southern Star Central Corporation 144A	5.13	7-15-2022	925,000	904,188
Southwestern Energy Company	7.50	4-1-2026	400,000	412,000
Southwestern Energy Company	7.75	10-1-2027	400,000	412,000
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	210,938
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,200,000	5,213,000
Tesoro Logistics LP	6.38	5-1-2024	450,000	468,000
Ultra Resources Incorporated 144A	7.13	4-15-2025	2,425,000	703,250
Williams Partners LP	3.35	8-15-2022	750,000	743,110

				47,537,309

Financials : 8.03%

Banks : 2.38%
Bank of America Corporation	5.70	1-24-2022	250,000	268,385
Citigroup Incorporated	4.13	3-9-2021	60,000	60,150
Citigroup Incorporated	4.50	1-14-2022	250,000	259,905
Citigroup Incorporated	6.13	3-9-2028	75,000	79,500
City National Bank	5.38	7-15-2022	500,000	528,868
International Bank for Reconstruction & Development	7.50	6-9-2021	5,000,000	1,404,776
International Bank for Reconstruction & Development	8.25	6-22-2023	9,000,000	2,470,541
International Finance Corporation	7.50	5-9-2022	14,000,000	3,984,426
JPMorgan Chase & Company	3.38	5-1-2023	750,000	748,839

				9,805,390

Capital Markets : 0.51%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	5.14	6-25-2033	147,438	147,350
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	787,210
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	804,621
MSCI Incorporated 144A	5.38	5-15-2027	350,000	357,875

				2,097,056

Consumer Finance : 1.43%
Ally Financial Incorporated	8.00	3-15-2020	880,000	920,700
Discover Financial Services	5.20	4-27-2022	750,000	780,689
FirstCash Incorporated 144A	5.38	6-1-2024	575,000	575,000
General Motors Financial Company Incorporated	3.70	5-9-2023	750,000	728,671
Navient Corporation	8.00	3-25-2020	930,000	968,363

5

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corporation	6.00%	6-1-2020	$1,025,000	$1,041,656
Springleaf Finance Corporation	7.13	3-15-2026	925,000	881,063

				5,896,142

Diversified Financial Services : 1.99%
ING US Incorporated	5.50	7-15-2022	327,000	344,913
LPL Holdings Incorporated 144A	5.75	9-15-2025	7,500,000	7,374,750
Vantiv LLC 144A	4.38	11-15-2025	500,000	479,990

				8,199,653

Insurance : 1.72%
American International Group Incorporated	4.88	6-1-2022	750,000	790,399
AmWINS Group Incorporated 144A	7.75	7-1-2026	1,125,000	1,122,188
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	684,618
HUB International Limited 144A	7.00	5-1-2026	500,000	485,000
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	762,485
ProAssurance Corporation	5.30	11-15-2023	750,000	789,830
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	690,750
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	1,175,000	1,127,648
W.R. Berkley Corporation	4.63	3-15-2022	650,000	669,648

				7,122,566

Health Care : 7.94%

Biotechnology : 0.18%
Amgen Incorporated	3.63	5-15-2022	750,000	761,318

Health Care Equipment & Supplies : 1.41%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	399,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	206,000
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000	1,890,581
Hologic Incorporated 144A	4.63	2-1-2028	225,000	217,125
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,453,500
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000	462,500
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	1,150,000	1,173,000

				5,801,706

Health Care Providers & Services : 5.33%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	187,150
Centene Corporation 144A	5.38	6-1-2026	575,000	596,016
Centene Corporation	6.13	2-15-2024	325,000	340,438
CHS Incorporated	5.13	8-1-2021	2,350,000	2,258,938
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	780,511
Davita Incorporated	5.00	5-1-2025	950,000	914,375
Express Scripts Holding Company	3.90	2-15-2022	665,000	675,883
HCA Incorporated	5.25	6-15-2026	325,000	342,469
HealthSouth Corporation	5.75	9-15-2025	575,000	580,750
MEDNAX Incorporated 144A	5.25	12-1-2023	475,000	476,781
MEDNAX Incorporated 144A	6.25	1-15-2027	375,000	376,406
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,861,000	2,840,973
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,070,850
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,582,875
MPT Operating Partnership LP	6.38	3-1-2024	110,000	114,950
NVA Holdings Company 144A	6.88	4-1-2026	200,000	190,940
Polaris Intermediate Corporation 144A	8.50	12-1-2022	475,000	456,000
Select Medical Corporation	6.38	6-1-2021	3,050,000	3,065,250
Tenet Healthcare Corporation	4.63	7-15-2024	436,000	427,053
Tenet Healthcare Corporation	6.00	10-1-2020	700,000	722,960
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	3,847,313

6

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
WellCare Health Plans Incorporated 144A	5.38%	8-15-2026	$125,000	$127,813

				21,976,694

Health Care Technology : 0.58%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,950,000	1,867,125
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	300,000	303,375
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	226,125

				2,396,625

Life Sciences Tools & Services : 0.26%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	275,000	281,188
Life Technologies Corporation	6.00	3-1-2020	750,000	770,896

				1,052,084

Pharmaceuticals : 0.18%
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	742,119

Industrials : 5.14%

Aerospace & Defense : 0.71%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,005,733
L-3 Communications Corporation	4.95	2-15-2021	750,000	771,209
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,200,000	1,158,000

				2,934,942

Airlines : 0.85%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000	1,163,012
BBA US Holdings Incorporated 144A	5.38	5-1-2026	2,025,000	2,025,000
Delta Air Lines Incorporated	4.75	11-7-2021	314,041	317,747

				3,505,759

Commercial Services & Supplies : 2.62%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000	1,754,375
Aramark Services Incorporated 144A	5.00	2-1-2028	225,000	219,656
Aramark Services Incorporated	5.13	1-15-2024	545,000	550,673
Covanta Holding Corporation	5.88	3-1-2024	1,530,000	1,526,175
Covanta Holding Corporation	5.88	7-1-2025	515,000	504,700
Covanta Holding Corporation	6.00	1-1-2027	1,150,000	1,101,125
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,950,000	4,769,721
Waste Pro USA Incorporated 144A	5.50	2-15-2026	375,000	364,406

				10,790,831

Electrical Equipment : 0.12%
Resideo Funding Incorporated 144A	6.13	11-1-2026	500,000	515,000

Industrial Conglomerates : 0.05%
General Electric Capital Corporation	4.65	10-17-2021	187,000	191,155

Machinery : 0.50%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,425,000	1,439,792
Trimas Corporation 144A	4.88	10-15-2025	631,000	612,070

				2,051,862

7

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Professional Services : 0.13%
Verisk Analytics Incorporated	5.80%	5-1-2021	$530,000	$555,849

Road & Rail : 0.16%
TTX Company 144A	2.60	6-15-2020	650,000	643,369

Information Technology : 5.50%

Communications Equipment : 0.37%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000	779,625
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	750,004

				1,529,629

Electronic Equipment, Instruments & Components : 0.15%
Keysight Technologies	4.60	4-6-2027	600,000	606,978

IT Services : 2.01%
Cardtronics Incorporated 144A	5.50	5-1-2025	2,261,000	2,156,429
First Data Corporation 144A	5.00	1-15-2024	950,000	970,781
First Data Corporation 144A	5.38	8-15-2023	332,000	338,433
First Data Corporation 144A	5.75	1-15-2024	375,000	385,313
Gartner Incorporated 144A	5.13	4-1-2025	1,525,000	1,517,375
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	554,125
Infor US Incorporated	6.50	5-15-2022	550,000	559,625
Zayo Group LLC 144A	5.75	1-15-2027	625,000	603,869
Zayo Group LLC	6.38	5-15-2025	1,218,000	1,189,073

				8,275,023

Software : 0.25%
CDK Global Incorporated	5.00	10-15-2024	225,000	224,438
CDK Global Incorporated	5.88	6-15-2026	175,000	178,719
Fair Isaac Corporation 144A	5.25	5-15-2026	175,000	175,875
Symantec Corporation 144A	5.00	4-15-2025	475,000	472,814

				1,051,846

Technology Hardware, Storage & Peripherals : 2.72%
Dell International LLC 144A	5.88	6-15-2021	1,000,000	1,016,222
Dell International LLC 144A	7.13	6-15-2024	4,525,000	4,772,072
Hewlett-Packard Company	4.05	9-15-2022	750,000	762,869
NCR Corporation	5.88	12-15-2021	5,000	5,019
NCR Corporation	6.38	12-15-2023	4,650,000	4,661,625

				11,217,807

Materials : 2.50%

Chemicals : 0.28%
Dow Chemical Company	4.13	11-15-2021	750,000	768,204
Valvoline Incorporated	5.50	7-15-2024	375,000	380,625

				1,148,829

Containers & Packaging : 2.13%
Ball Corporation	4.88	3-15-2026	575,000	585,422
Ball Corporation	5.00	3-15-2022	25,000	25,875
Ball Corporation	5.25	7-1-2025	190,000	199,263
Berry Global Incorporated	5.13	7-15-2023	350,000	350,991
Berry Global Incorporated	6.00	10-15-2022	215,000	219,838
Crown Americas Capital Corporation V	4.25	9-30-2026	100,000	95,000
Crown Americas Capital Corporation VI	4.75	2-1-2026	975,000	953,063
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,194

8

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Flex Acquisition Company Incorporated 144A	6.88%	1-15-2025	$1,500,000	$1,402,500
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	275,000	261,250
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	325,000	336,375
Owens-Illinois Incorporated 144A	6.38	8-15-2025	3,100,000	3,239,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	675,000	676,249
Sealed Air Corporation 144A	5.25	4-1-2023	325,000	330,688
Silgan Holdings Incorporated	5.50	2-1-2022	75,000	75,188

				8,789,396

Metals & Mining : 0.09%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	3,170,000	0
Novelis Corporation 144A	5.88	9-30-2026	400,000	386,500

				386,500

Real Estate : 4.21%

Equity REITs : 4.21%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	670,839
American Tower Corporation	5.90	11-1-2021	650,000	690,056
CoreCivic Incorporated	5.00	10-15-2022	575,000	554,875
DDR Corporation	4.70	6-1-2027	600,000	609,192
Equinix Incorporated	5.75	1-1-2025	1,375,000	1,412,813
Equinix Incorporated	5.88	1-15-2026	425,000	439,663
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,750,000	1,730,050
Essex Portfolio LP	3.63	8-15-2022	750,000	752,912
Iron Mountain Incorporated 144A	5.25	3-15-2028	675,000	627,750
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000	142,688
Iron Mountain Incorporated	6.00	8-15-2023	2,500,000	2,562,500
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	585,049
Sabra Health Care LP	5.38	6-1-2023	900,000	895,500
Sabra Health Care LP	5.50	2-1-2021	1,225,000	1,237,250
SBA Communications Corporation	4.00	10-1-2022	225,000	222,188
SBA Communications Corporation	4.88	7-15-2022	640,000	648,192
The Geo Group Incorporated	5.13	4-1-2023	800,000	730,000
The Geo Group Incorporated	5.88	1-15-2022	600,000	584,250
The Geo Group Incorporated	5.88	10-15-2024	840,000	760,200
The Geo Group Incorporated	6.00	4-15-2026	184,000	164,450
Ventas Realty LP	4.25	3-1-2022	650,000	663,208
Welltower Incorporated	5.25	1-15-2022	650,000	676,047

				17,359,672

Utilities : 4.89%

Electric Utilities : 0.50%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	769,657
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	175,000	166,740
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	1,250,000	1,136,719

				2,073,116

Gas Utilities : 0.29%
AmeriGas Partners LP	5.75	5-20-2027	1,000,000	955,000
Suburban Propane Partners LP	5.88	3-1-2027	225,000	212,625

				1,167,625

Independent Power & Renewable Electricity Producers : 3.91%
NSG Holdings LLC 144A	7.75	12-15-2025	4,095,683	4,361,903
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,225,000	5,107,438

9

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
TerraForm Global Operating LLC 144A	6.13%	3-1-2026	$1,175,000	$1,122,125
TerraForm Power Operating LLC 144A	4.25	1-31-2023	3,025,000	2,956,938
TerraForm Power Operating LLC 144A	5.00	1-31-2028	675,000	626,906
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,942,500

				16,117,810

Multi-Utilities : 0.19%
CMS Energy Corporation	5.05	3-15-2022	750,000	785,791

Total Corporate Bonds and Notes (Cost $319,193,664)				315,207,643

Foreign Corporate Bonds and Notes @: 4.84%

Energy : 0.28%

Oil, Gas & Consumable Fuels : 0.28%
Petroleos Mexicanos (MXN) 144A	7.19	9-12-2024	28,200,000	1,157,657

Financials : 4.56%

Banks : 4.50%
European Investment Bank (BRL)	7.25	6-28-2021	9,000,000	2,513,298
European Investment Bank (BRL)	7.50	4-13-2022	9,000,000	2,531,065
European Investment Bank (ZAR)	8.00	5-5-2027	21,000,000	1,551,281
European Investment Bank (ZAR)	8.38	7-29-2022	40,000,000	3,086,729
European Investment Bank (ZAR)	8.75	8-18-2025	20,000,000	1,556,875
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,355,636
International Bank for Reconstruction & Development (ZAR)	7.00	6-7-2023	15,000,000	1,103,421
KfW (AUD)	5.00	3-19-2024	1,300,000	1,063,259
Landwirtschaftliche Rentenbank (ZAR)	6.00	3-18-2019	35,000,000	2,631,942
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,151,145

				18,544,651

Diversified Financial Services : 0.06%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	266,472

Total Foreign Corporate Bonds and Notes (Cost $21,046,198)				19,968,780

Foreign Government Bonds @: 21.75%
Colombia (COP)	6.00	4-28-2028	6,800,000,000	2,092,882
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,039,383
Colombia (COP)	7.50	8-26-2026	22,725,000,000	7,779,847
India (INR)	7.16	5-20-2023	420,000,000	5,899,606
India (INR)	7.80	4-11-2021	435,000,000	6,221,014
Indonesia (IDR)	7.50	8-15-2032	57,000,000,000	3,737,789
Indonesia (IDR)	8.25	5-15-2029	88,615,000,000	6,381,910
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	7,920,213
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,903,614
Malaysia (MYR)	4.23	6-30-2031	51,300,000	12,425,684
Mexico (MXN)	5.75	3-5-2026	72,000,000	3,239,242
Mexico (MXN)	8.00	11-7-2047	217,500,000	10,434,222
New Zealand (NZD)	2.75	4-15-2037	1,950,000	1,373,038
New Zealand (NZD)	4.50	4-15-2027	3,085,000	2,520,023
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,506,717
Republic of Peru (PEN)	6.35	8-12-2028	16,400,000	5,194,731

Total Foreign Government Bonds (Cost $94,913,686)				89,669,915

10

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans : 21.05%

Communication Services : 3.71%

Diversified Telecommunication Services : 0.71%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.76%	2-22-2024	$555,420	$545,006
Telesat Canada (3 Month LIBOR +2.50%) ±	5.31	11-17-2023	2,429,496	2,379,886

				2,924,892

Media : 2.89%
A-L Parent LLC (1 Month LIBOR +3.25%) ±‡	5.75	12-1-2023	3,180,636	3,148,830
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.75	10-19-2023	5,861,965	5,749,122
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	5.01	1-25-2026	148,875	145,277
Gray Television Incorporated <	0.00	1-2-2026	575,000	566,617
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±<	6.02	3-28-2025	1,565,715	1,538,315
National CineMedia LLC (1 Month LIBOR +3.00%) ±	5.56	6-20-2025	298,500	294,769
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.76	1-15-2026	500,000	481,250

				11,924,180

Wireless Telecommunication Services : 0.11%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±‡	5.00	2-2-2024	442,125	431,625

Consumer Discretionary : 4.13%

Auto Components : 0.51%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	4.26	9-23-2022	1,836,180	1,824,245
Belron Finance US LLC (3 Month LIBOR +2.25%) ±‡	4.84	11-7-2024	297,000	292,916

				2,117,161

Distributors : 0.57%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	6.03	11-14-2022	2,435,058	2,374,182

Hotels, Restaurants & Leisure : 2.74%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.75	8-8-2021	586,767	579,725
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.50	11-30-2023	892,447	877,016
Greektown Holdings LLC (1 Month LIBOR +2.75%) ±	5.25	4-25-2024	4,937,343	4,910,583
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.96	1-24-2023	5,333,706	4,933,678

				11,301,002

Household Products : 0.16%
Anastasia Parent LLC Term Loan (1 Month LIBOR +3.75%) ±	6.25	8-11-2025	274,313	259,911
Anchor Glass Container Corporation (1 Month LIBOR +7.75%) ±	10.25	12-7-2024	650,000	395,850

				655,761

Internet & Direct Marketing Retail : 0.06%
Shutterfly Incorporated (1 Month LIBOR +2.75%) ±	5.25	8-17-2024	244,589	238,372

Specialty Retail : 0.09%
ABC Supply Company Incorporated (1 Month LIBOR +2.00%) ±	4.50	10-31-2023	374,048	364,510

Consumer Staples : 0.06%

Food Products : 0.06%
CHG PPC Parent LLC (1 Month LIBOR +2.75%) ±‡	5.25	3-31-2025	124,375	121,577
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	4.50	1-26-2024	131,689	129,714

				251,291

11

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.86%

Oil, Gas & Consumable Fuels : 0.86%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±‡	9.25%	10-29-2025	$600,000	$574,500
Grizzly Acquisitions Incorporated (3 Month LIBOR +3.25%) ±	6.05	10-1-2025	374,063	371,803
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±	5.52	2-17-2025	223,313	209,467
Traverse Midstream Partners LLC (6 Month LIBOR +4.00%) ±	6.60	9-27-2024	623,438	619,410
Ultra Resources Incorporated (1 Month LIBOR +4.00%) ±	6.50	4-12-2024	2,000,000	1,783,340

				3,558,520

Financials : 3.19%

Capital Markets : 0.82%
Focus Financial Partners LLC (1 Month LIBOR +2.50%) ±	5.00	7-3-2024	448,747	441,680
Global Business Travel Holdings Limited (3 Month LIBOR +2.50%) ±‡	5.11	8-13-2025	149,625	148,503
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.76	7-17-2025	772,253	746,915
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.25%) ±	5.75	6-1-2023	590,121	581,270
Tortoise Borrower LLC (1 Month LIBOR +3.50%) ±‡	6.00	1-31-2025	199,497	198,999
VFH Parent LLC ‡<	0.00	1-30-2026	250,000	249,533
Victory Capital Holdings Incorporated (3 Month LIBOR +2.75%) ±‡<	5.55	2-12-2025	1,005,148	998,866

				3,365,766

Diversified Consumer Services : 0.01%
TransUnion LLC (1 Month LIBOR +2.00%) ±	4.50	6-19-2025	49,750	49,057

Diversified Financial Services : 1.21%
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.75	9-23-2024	1,063,636	1,051,011
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	4.51	10-4-2023	464,354	456,010
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ±‡	6.05	4-30-2022	2,426,763	2,426,763
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	10.24	4-30-2023	1,090,000	1,073,650

				5,007,434

Insurance : 1.15%
Alliant Holdings Intermediate LLC (1 Month LIBOR +2.75%) ±	5.26	5-9-2025	1,375,353	1,320,917
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	5.25	1-25-2024	886,137	867,085
Hub International Limited (3 Month LIBOR +2.75%) ±	5.51	4-25-2025	1,243,750	1,197,495
Solera Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.25	3-3-2023	1,080,205	1,056,667
USI Incorporated (3 Month LIBOR +3.00%) ±	5.80	5-16-2024	296,622	284,016

				4,726,180

Health Care : 2.34%

Health Care Equipment & Supplies : 0.45%
DJO Finance LLC (2 Month LIBOR +3.25%) ±	5.83	6-8-2020	550,050	548,746
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	6.05	2-2-2024	1,316,195	1,306,324

				1,855,070

Health Care Providers & Services : 0.60%
CHS Incorporated (3 Month LIBOR +3.25%) ±	5.96	1-27-2021	467,320	459,044
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	5.55	6-7-2023	445,389	430,495
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	9.00	10-21-2024	516,856	512,334
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.75	9-2-2024	520,871	506,417
Team Health Holdings Incorporated (1 Month LIBOR +2.75%) ±‡	5.25	2-6-2024	440,644	395,478
Vizient Incorporated (1 Month LIBOR +2.75%) ±	5.25	2-13-2023	192,929	191,193

				2,494,961

12

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Technology : 0.67%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.25%	3-1-2024	$643,948	$629,781
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±	5.25	10-23-2023	2,171,350	2,132,440

				2,762,221

Life Sciences Tools & Services : 0.09%
Syneos Health Incorporated (1 Month LIBOR +2.00%) ±	4.50	8-1-2024	362,484	355,989

Pharmaceuticals : 0.53%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.75	4-29-2024	292,237	289,072
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	5.51	6-2-2025	1,913,703	1,891,524

				2,180,596

Industrials : 2.61%

Aerospace & Defense : 0.58%
TransDigm Incorporated (1 Month LIBOR +2.50%) ±	5.00	8-22-2024	2,436,594	2,373,389

Commercial Services & Supplies : 0.85%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.66	11-10-2023	1,156,534	1,142,621
Advantage Sales & Marketing LLC (1 Month LIBOR +3.25%) ±	5.75	7-25-2021	222,739	193,783
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	9.00	7-25-2022	1,250,000	939,063
KAR Auction Services Incorporated (3 Month LIBOR +2.50%) ±	5.31	3-9-2023	152,819	151,196
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±‡	5.75	5-14-2022	1,129,524	1,089,991

				3,516,654

Communications Equipment : 0.26%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.50	4-30-2025	1,089,000	1,073,155

Electrical Equipment : 0.13%
Generac Power Systems Incorporated (1 Month LIBOR +1.75%) ±	4.27	5-31-2023	425,780	422,055
Resideo Funding Incorporated (2 Month LIBOR +2.00%) ±‡	4.63	10-24-2025	100,000	99,750

				521,805

Machinery : 0.57%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	5.30	1-31-2024	866,539	863,290
Gates Global LLC (1 Month LIBOR +2.75%) ±	5.25	4-1-2024	601,624	588,292
Harsco Corporation (1 Month LIBOR +2.25%) ±	4.75	12-6-2024	99,500	98,588
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.50	8-21-2024	679,688	673,373
Restaurant Technologies Incorporated (1 Month LIBOR +3.25%) ±	5.75	10-1-2025	125,000	124,166

				2,347,709

Professional Services : 0.18%
TransUnion (1 Month LIBOR +2.00%) ±<	4.50	4-10-2023	746,482	735,949

Trading Companies & Distributors : 0.04%
Avolon TLB Borrower 1 LLC (1 Month LIBOR +2.00%) ±	4.50	1-15-2025	184,127	182,056

Information Technology : 1.53%

Communications Equipment : 0.06%
Ciena Corporation (1 Month LIBOR +2.00%) ±	4.50	9-26-2025	274,313	272,255

Electronic Equipment, Instruments & Components : 0.54%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.50	9-7-2023	2,243,807	2,210,980

13

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
IT Services : 0.74%
Applied Systems Incorporated (1 Month LIBOR +3.00%) ±	5.50%	9-19-2024	$395,748	$385,755
First Data Corporation (1 Month LIBOR +2.00%) ±	4.52	4-26-2024	1,775,000	1,767,794
Infor US Incorporated (1 Month LIBOR +2.75%) ±	5.25	2-1-2022	774,947	769,717
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	6.05	9-30-2022	143,182	140,004

				3,063,270

Semiconductors & Semiconductor Equipment : 0.08%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	4.25	4-26-2022	341,250	337,128

Software : 0.11%
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	4.75	4-16-2025	449,766	440,334

Materials : 0.94%

Containers & Packaging : 0.94%
Berry Plastics Corporation (2 Month LIBOR +2.00%) ±	4.52	10-1-2022	387,258	383,145
Flex Acquisition Company Incorporated (1 Month LIBOR +3.25%) ±	5.77	6-29-2025	746,250	724,236
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.25	2-5-2023	2,443,875	2,406,997
RING Container Technologies (1 Month LIBOR +2.75%) ±	5.25	10-31-2024	371,437	361,842

				3,876,220

Real Estate : 1.31%

Equity REITs : 0.81%
ESH Hospitality Incorporated (1 Month LIBOR +2.00%) ±	4.50	8-30-2023	1,136,592	1,114,712
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.50	3-21-2025	315,938	310,655
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	4.50	3-22-2024	1,946,335	1,890,981

				3,316,348

Real Estate Management & Development : 0.50%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	5.00	3-24-2024	1,346,833	1,308,111
Capital Automotive LP (1 Month LIBOR +6.00%) ±	8.50	3-24-2025	767,818	762,060

				2,070,171

Utilities : 0.37%

Independent Power & Renewable Electricity Producers : 0.37%
TerraForm Power Operating LLC (1 Month LIBOR +2.00%) ±	4.50	11-8-2022	668,250	657,946
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.75	12-14-2023	884,906	875,136

				1,533,082

Total Loans (Cost $89,247,274)				86,809,275

Non-Agency Mortgage-Backed Securities : 4.24%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	4.06	4-14-2029	500,000	499,302
Argent Securities Incorporated Series 2004-W5 Class AV3B (1 Month LIBOR +0.90%) ±	3.41	4-25-2034	48,920	48,527
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.66	7-10-2044	547,504	191,069
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	119,587	119,892
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	187,998	200,068
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	4.52	5-25-2035	359,382	375,150
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	4.08	4-25-2033	259,673	247,762
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	195,000	198,289
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR +0.93%) 144A±	3.71	7-18-2027	500,000	496,789

14

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	3.56%	10-15-2032	$750,000	$745,516
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	24,659	24,784
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	75,139	76,772
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.56	1-20-2028	485,000	480,642
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.87	9-10-2045	1,000,000	1,019,387
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.36	7-15-2032	750,000	744,037
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.61	7-15-2030	518,072	517,782
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 (1 Month LIBOR +0.76%) ±	3.27	12-25-2033	12,729	12,727
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	1,011,859
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	201,119	201,531
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	510,898
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.54	12-10-2044	500,000	517,178
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	4.57	10-25-2033	50,852	51,646
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	3.71	9-25-2032	416,297	403,104
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	4.26	6-25-2033	78,848	78,995
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	4.22	3-25-2033	19,459	19,271
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.70	12-31-2027	500,000	497,156
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	2.83	11-25-2032	75,849	71,872
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.35	8-10-2043	4,993,642	78,778
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.21	5-10-2045	3,207,472	130,621
GSAA Home Equity Trust Series 2004-5 Class AF5	5.61	6-25-2034	893	889
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 (1 Month LIBOR +0.65%) ±	3.16	4-25-2035	2,346	2,346
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) 144A±	2.81	3-25-2035	43,112	42,876
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	52,470
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±±	5.47	6-12-2047	1,823	1,822
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.59	6-12-2047	1,563	1,560
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	80,420	80,462
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	4.45	7-25-2034	32,499	32,967
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	4.01	7-25-2034	39,909	39,253
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	4.59	6-25-2035	141,727	144,916
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±±	6.00	2-27-2037	2,136	2,131
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	4.57	12-25-2033	268,106	267,719
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	4.27	1-25-2034	8,074	7,955
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	4.44	11-21-2034	10,830	11,101
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	4,040	4,073
MASTR Specialized Loan Trust Series 2005-3 Class A1 (1 Month LIBOR +0.36%) 144A±	2.87	11-25-2035	94,375	94,141
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	179,102	187,699
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	3.57	1-25-2029	63,912	63,656
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	3.50	5-20-2030	448,025	448,579
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.47	8-15-2045	4,070,302	163,955
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.14	8-15-2046	569,000	591,333

15

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A3	3.53%	8-15-2047	$300,000	$303,398
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 (1 Month LIBOR +1.05%) ±	3.56	12-27-2033	357,048	355,281
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.42	3-15-2045	900,000	916,057
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.35	9-25-2034	33,532	36,761
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	3.44	11-25-2034	1,156,339	1,152,935
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.55	5-21-2027	700,000	698,652
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±±	4.11	5-25-2035	12,044	11,834
RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.36	12-15-2037	126,481	126,345
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	3.26	4-20-2033	9,952	9,733
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	750,000	733,241
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.35	8-20-2030	454,888	451,745
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	4.35	3-25-2034	35,415	34,806
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	3.65	11-25-2033	159,555	153,796
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.67	5-15-2033	3,234,302	101,393
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	107,987	115,297
Wind River CLO Limited Series 2013-2A Class BR (3 Month LIBOR +1.60%) 144A±	4.38	10-18-2030	500,000	492,944

Total Non-Agency Mortgage-Backed Securities (Cost $17,776,398)				17,507,525

		Expiration date	Shares
Rights : 0.06%

Utilities : 0.06%

Independent Power & Renewable Electricity Producers : 0.06%
Vistra Energy Corporation †		12-31-2046	327,375	238,984

Total Rights (Cost $340,913)				238,984

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 8.69%

Communication Services : 0.42%

Diversified Telecommunication Services : 0.10%
Intelsat Luxembourg SA	8.13	6-1-2023	$475,000	395,141

Media : 0.18%
WPP Finance 2010	3.63	9-7-2022	750,000	732,342

Wireless Telecommunication Services : 0.14%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	597,832

Consumer Staples : 0.37%

Beverages : 0.19%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	782,371

Tobacco : 0.18%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	741,108

16

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.49%

Energy Equipment & Services : 0.37%
Ensco plc	5.75%	10-1-2044	$2,320,000	$1,513,800

Oil, Gas & Consumable Fuels : 1.12%
Baytex Energy Corporation 144A	5.13	6-1-2021	1,450,000	1,424,625
Baytex Energy Corporation 144A	5.63	6-1-2024	1,575,000	1,417,500
Griffin Coal Mining Company Limited 144A(a)†	9.50	12-1-2016	1,122,015	0
Griffin Coal Mining Company Limited (a)†	9.50	12-1-2016	91,731	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	1,375,000	1,340,625
Teekay Corporation	8.50	1-15-2020	450,000	446,850

				4,629,600

Financials : 2.90%

Banks : 1.00%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	763,742
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	653,250
Corporación Andina de Fomento	4.38	6-15-2022	958,000	994,931
Intelsat Connect Finance Company 144A	9.50	2-15-2023	400,000	373,000
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	868,438
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	465,000	468,627
Preferred Term Securities XII Limited (a)†	0.00	12-24-2033	635,000	0

				4,121,988

Diversified Financial Services : 1.73%
Intelsat Jackson Holdings SA	5.50	8-1-2023	5,275,000	4,793,656
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	1,700,000	1,717,000
Tyco Electronics Group SA	3.50	2-3-2022	625,000	626,034

				7,136,690

Insurance : 0.17%
Sompo International Holdings Limited	7.00	7-15-2034	575,000	681,519

Health Care : 1.54%

Pharmaceuticals : 1.54%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	2,200,000	2,142,250
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000	374,010
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	770,000	754,307
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,940,000	1,833,300
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	325,000	335,969
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	575,000	603,391
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	313,500

				6,356,727

Industrials : 1.02%

Commercial Services & Supplies : 0.57%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,350,000	2,361,750

Electrical Equipment : 0.26%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	261,300
Sensata Technologies BV 144A	6.25	2-15-2026	800,000	834,000

				1,095,300

17

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Road & Rail : 0.19%
Canadian Pacific Railway Company		4.50%	1-15-2022	$750,000	$770,412

Materials : 0.79%

Containers & Packaging : 0.53%
Ardagh Packaging Finance plc 144A		4.25	9-15-2022	375,000	371,175
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	725,000	751,281
OI European Group BV 144A		4.00	3-15-2023	1,100,000	1,064,250

					2,186,706

Metals & Mining : 0.26%
Glencore Finance Canada Limited 144A		4.25	10-25-2022	750,000	760,013
Vale Overseas Limited		4.38	1-11-2022	296,000	297,569

					1,057,582

Utilities : 0.16%

Electric Utilities : 0.16%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	658,125

Total Yankee Corporate Bonds and Notes (Cost $37,134,868)					35,818,993

		Yield		Shares
Short-Term Investments : 1.45%

Investment Companies : 1.45%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.33		5,963,043	5,963,043

Total Short-Term Investments (Cost $5,963,043)					5,963,043

Total investments in securities (Cost $594,071,726)	140.64%				579,866,585
Other assets and liabilities, net	(40.64)				(167,560,654)

Total net assets	100.00%				$412,305,931

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

18

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
PEN	Peruvian sol
REIT	Real estate investment trust
ZAR	South African rand

19

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	8,394,594	32,053,322	34,484,873	5,963,043	$5,963,043	1.45%

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2019, the Fund had unfunded loan commitments of $1,681,112.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$5,227,938	$0	$5,227,938
Asset-backed securities	0	3,453,706	0	3,453,706
Common stocks
Materials	783	0	0	783
Corporate bonds and notes	0	315,207,643	0	315,207,643
Foreign corporate bonds and notes	0	19,968,780	0	19,968,780
Foreign government bonds	0	89,669,915	0	89,669,915
Loans	0	74,182,670	12,626,605	86,809,275
Non-agency mortgage-backed securities	0	17,507,525	0	17,507,525
Rights
Utilities	0	238,984	0	238,984
Yankee corporate bonds and notes	0	35,818,993	0	35,818,993
Short-term investments
Investment companies	5,963,043	0	0	5,963,043

Total assets	$5,963,826	$561,276,154	$12,626,605	$579,866,585

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2018	$14,613,791
Accrued discounts (premiums)	1,110
Realized losses	(99,520)
Change in unrealized gains (losses)	(200,679)
Purchases	248,750
Sales	(1,209,497)
Transfers into Level 3	1,723,407
Transfers out of Level 3	(2,450,757)

Balance as of January 31, 2019	$12,626,605

Change in unrealized gains (losses) relating to securities still held at January 31, 2019	$(174,685)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: March 27, 2019